SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 4,413	$ 3,610
Accruals and allowances	34	10
Stock-based compensation	1,070	1,059
Total deferred tax assets	5,517	4,679
Valuation allowance	(5,517)	(4,679)
Total deferred tax assets net of valuation allowance
Deferred tax liabilities:
Property, equipment and intangible assets	(180)	(57)
Total deferred tax liabilities	(180)	(57)
Valuation allowance	180	57
Total deferred tax liabilities net of valuation allowance
Net deferred tax assets